(John Hancock ESG International Equity Fund - Classes A, I and R6) | (John Hancock ESG International Equity Fund)
 INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
 FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial representative and on pages 16 to 18 of this prospectus under "Sales charge reductions and waivers" or pages 155 to 159 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

 Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - - (John Hancock ESG International Equity Fund) - USD ($)	Class A		Class I	Class R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	none	none
Small account fee (for fund account balances under $1,000) ($)	$ 20		none	none
[1]	(on certain purchases, including those of $1 million or more)

 Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (John Hancock ESG International Equity Fund)		Class A	Class I	Class R6
Management fee		0.85%	0.85%	0.85%
Distribution and service (Rule 12b-1) fees		0.25%	none	none
Other expenses	[1]	0.52%	0.53%	0.42%
Total annual fund operating expenses		1.62%	1.38%	1.27%
Contractual expense reimbursement	[2]	(0.35%)	(0.35%)	(0.35%)
Total annual fund operating expenses after expense reimbursements		1.27%	1.03%	0.92%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.91% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 29, 2020, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

 EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (John Hancock ESG International Equity Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	623	953	1,306	2,298
Class I	105	402	722	1,627
Class R6	94	368	663	1,503

 PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

 PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase that meet the manager's sustainability criteria. The manager seeks companies meeting its sustainability criteria with high-quality characteristics, including strong or improving environmental, social, and governance (ESG) records.
The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the United States. The fund defines foreign companies as companies: (i) that are organized under the laws of a country outside the United States; or (ii) that have a minimum of 50% of their assets, or that derive a minimum of 50% of their revenue or profits, from businesses, investments, or sales outside of the United States.
The manager seeks to preserve and build capital over the long term through investing in a diversified portfolio of international-developed and emerging-market stocks of companies it believes are high quality and under-valued. The manager looks for companies with sound governance and a history of responsible financial management that, in its opinion, are capable of consistent profitability over a long time horizon. The manager seeks to fully integrate ESG criteria into the stock selection and portfolio construction process and expresses a preference for best-in-class firms with innovative approaches to the environmental and social challenges their industries, society, and the world face. "Best-in-class" refers to firms that the manager views as having better records on ESG criteria than other firms in the same industry or sector.
The manager seeks to identify companies with a demonstrated overall high level of accountability to all stakeholders, including providing safe, desirable, high-quality products or services and marketing them in responsible ways. ESG criteria reflect a variety of key sustainability issues that can influence company risks and opportunities and span a range of metrics including board diversity, climate change policies, water management policies, and supply chain and human rights policies. The fund may focus its investments in a particular sector or sectors of the economy. The fund will avoid investments that in the judgment of the manager have material direct revenues from production of nuclear power, tobacco, and/or weapons/firearms.
The manager selects stocks through bottom-up, fundamental research, while maintaining a disciplined approach to valuation and risk control. The manager may sell a security when its price reaches a set target, if it believes that other investments are more attractive, when in its opinion ESG performance significantly deteriorates, or for other reasons it may determine.
The manager employs active shareowner engagement to raise environmental, social, and governance issues with the management of select portfolio companies. Through this effort, the manager seeks to encourage company managements toward greater transparency, accountability, disclosure, and commitment to ESG issues.

 PRINCIPAL RISKS
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.
During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.
The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Responsible investing risk. Investing primarily in responsible investments carries the risk that the fund may underperform funds that do not utilize a responsible investment strategy.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Sustainability (ESG) policy risk. The fund's ESG policy could cause it to perform differently compared to similar funds that do not have such a policy.

 PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Best quarter: Q1 '17, 9.87% Worst quarter: Q4 '18, -11.72%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (John Hancock ESG International Equity Fund) -	1 Year	Since Inception	Inception Date
Class A	(17.41%)	3.79%	Dec. 14, 2016
Class A | after tax on distributions	(17.75%)	3.50%	Dec. 14, 2016
Class A | after tax on distributions, with sale	(9.81%)	3.02%	Dec. 14, 2016
Class I	(12.89%)	6.71%	Dec. 14, 2016
Class R6	(12.80%)	6.82%	Dec. 14, 2016
MSCI All Country World ex–USA Index (reflects no deduction for fees, expenses, or taxes)	(14.20%)	3.81%	Dec. 14, 2016